Divestitures and Held for Sale (Details) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Aug. 25, 2020 ¥ / shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 25, 2020 $ / shares	Jul. 01, 2019 USD ($)	Jun. 28, 2019 USD ($)	Apr. 23, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of long-term debt				$ 569	$ 949	$ 386
Earnings before income taxes				1,447	1,530	25
(Gain) loss on sale and disposal of businesses		$ (437)		(7)	(437)	0
Galanz | Whirlpool China
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intention to pursue partial tender offer, offer price, price per share | (per share)	¥ 5.23						$ 0.76
Intention to pursue partial tender offer, trading days prior to announcement	30 days
Galanz | Whirlpool China | Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intention to pursue partial tender offer, ownership percentage	51.00%						51.00%
Galanz | Whirlpool China | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intention to pursue partial tender offer, ownership percentage	61.00%						61.00%
Embraco | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration								$ 1,100		$ 1,080
Repayments of long-term debt					1,000
Gain on disposal, before tax					511
Gain on disposal, after tax					350
Earnings before income taxes				$ 0	47	$ 53
South Africa Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of assets held-for-sale			$ 35
South Africa Operations | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration									$ 5
(Gain) loss on sale and disposal of businesses					63
Impairment of assets held-for-sale					29
Cumulative foreign currency translation adjustment					34
Turkey | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and related cost, incurred cost					$ 11